Non-Current Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Realized gain on disposal of listed investments before tax	$ 1.8	$ 7.4
Far South East Project [Member]
Schedule of Equity Method Investments [Line Items]
Ownership %	40.00%	40.00%
Option percentage currently not exercised	20.00%
Far South East Project [Member] | Lepanto Consolidated Mining Company
Schedule of Equity Method Investments [Line Items]
Pre-agreed acquisition price for a 60% interest in FSE, option fees paid			10.0
Far South East Project [Member] | Liberty Express Assets
Schedule of Equity Method Investments [Line Items]
Pre-agreed acquisition price for a 60% interest in FSE, non-refundable down payment			44.0	110.0	66.0
Pre-agreed acquisition, options to acquire			60.00%
Ownership %						40.00%
Final Payment for a 40% interest in FSE						$ 110.0